Employee benefit obligations - Plan assets comprise (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Plan Assets	$ 202	$ 338
Percentage of plan assets	100.00%	100.00%
Target return funds
Disclosure of fair value of plan assets [line items]
Plan Assets	$ 89	$ 176
Percentage of plan assets	44.00%	52.00%
Bonds
Disclosure of fair value of plan assets [line items]
Plan Assets	$ 72	$ 105
Percentage of plan assets	36.00%	31.00%
Cash/other
Disclosure of fair value of plan assets [line items]
Plan Assets	$ 41	$ 57
Percentage of plan assets	20.00%	17.00%